Schedule of accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Accounts payable	$ 32,853	$ 21,079
Accrued liabilities	41,773	12,278
Accounts payable and accrued liabilities	$ 74,626	$ 33,357